Employee 401(k) Plan	12 Months Ended
Dec. 31, 2023
Employee 401(k) Plan
Employee 401(k) Plan

9. Employee 401(k) Plan

The Company has a 401(k) plan for its employees. The plan provides for a 3.5% match on up to 6% of deferred salary. The Company expensed $182,446 and $198,534 of contributions during the years ended December 31, 2023 and 2022, respectively.